Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions		8 Months Ended	12 Months Ended
	Apr. 02, 2024	Aug. 31, 2024 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Amount of downstream transaction				$ 350		$ 350		$ 350
Disposal of proportion of ownership interest in subsidiary	100.00%	100.00%
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 58,145,772		$ 61,923,652		$ 68,554,072
Accounts receivable			$ 6,970,670		$ 5,827,800		$ 9,502,922
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 1,210,478		$ 1,127,275		$ 1,143,280
Accounts receivable			$ 12,623		$ 11,688		$ 16,774
Explanation of terms and conditions of outstanding balances for related party transaction			Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales		$ 337,007			$ 364,948		$ 656,472
Accounts receivable					$ 10,800		$ 6,734
Explanation of terms and conditions of outstanding balances for related party transaction		Net 30 days			Net 30 days	Net 30 days	Net 30 days	Net 30 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member]
Disclosure of transactions between related parties [line items]
Sales							$ 164,855
Accounts receivable							$ 151,430
Explanation of terms and conditions of outstanding balances for related party transaction							Net 60 days	Net 60 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 4,755,322		$ 3,487,292		$ 4,272,900
Accounts receivable			$ 713,962		$ 342,835		$ 744,082
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 639,413		$ 1,208,630		$ 1,565,670
Accounts receivable			$ 137,666		$ 17,816		$ 310,431
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales		$ 287,522			$ 286,087		$ 148,259
Accounts receivable					$ 362		$ 171
Explanation of terms and conditions of outstanding balances for related party transaction		Month-end 30 days			Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales					$ 134,303		$ 1,035,407
Accounts receivable							$ 173
Explanation of terms and conditions of outstanding balances for related party transaction					Net 30 days - Net 45 days	Net 30 days - Net 45 days	Net 30 days - Net 45 days	Net 30 days - Net 45 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 397,260		$ 505,806		$ 716,357
Accounts receivable			$ 39,086		$ 53,916		$ 81,819
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales							$ 124,178
Explanation of terms and conditions of outstanding balances for related party transaction							Month-end 30 days	Month-end 30 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 240,749		$ 384,067		$ 551,913
Accounts receivable			$ 31,132		$ 43,863		$ 147,265
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UDS [Member]
Disclosure of transactions between related parties [line items]
Sales					$ 159,523		$ 311,972
Accounts receivable					$ 2,696		$ 9,500
Explanation of terms and conditions of outstanding balances for related party transaction					Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days